Consolidated Statements of Cash Flows (USD $) In Thousands, unless otherwise specified	9 Months Ended
	Sep. 30, 2013	Sep. 30, 2012
Net cash (used in) provided by operating activities	$ (48,915)	$ 44,872
Investing activities
Change in restricted cash	28,270	24,831
Additions to newbuildings, vessels and equipment	(1,691)	(1,501)
Finance lease payments received	1,578	1,336
Proceeds from sale of vessels and equipment	6,371	12,224
Net investment in associated companies	(5,509)	(13,548)
Net cash provided by investing activities	29,019	23,342
Financing activities
Net proceeds from issuance of shares	1,490	0
Proceeds from Issuance of Long-term Debt, net of fees paid	19,798	0
Repayment of long-term debt	(21,531)	(24,049)
Repayment of capital leases	(38,185)	(40,247)
Net cash used in financing activities	(38,428)	(64,296)
Net (decrease) increase in cash and cash equivalents	(58,324)	3,918
Cash and cash equivalents at start of period	137,603	160,566
Cash and cash equivalents at end of period	$ 79,279	$ 164,484